Obligation Under Capital Lease - Related Party	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
OBLIGATION UNDER CAPITAL LEASE - RELATED PARTY

NOTE 10 – OBLIGATION UNDER CAPITAL LEASE — RELATED PARTY

A capital lease was entered into on June 20, 2016 with RMH Overhead, LLC for mining and crushing equipment valued at $185,618, some of which had been previously owned by the Company. RMH Overhead, LLC is an entity owned by the Company’s president, Rick Havenstrite. Lease payments were paid in full, including accrued interest and late fees, in March 2019 with funds received under the Purchase Agreement. The equipment is being amortized over the estimated useful life of the equipment. Accumulated amortization at December 31, 2018 was $66,292. The Company now owns the equipment which is included in property and equipment on the balance sheet.